Hennessy Equity and Income Fund
Schedule of Investments
January 31, 2020 (Unaudited)

	Number of
	Shares/Par		% of
	Amount	Value	Net Assets
COMMON STOCKS - 57.80%
Communication Services - 5.95%
Alphabet, Inc., Class C (a)	3,438	$4,930,883	3.41%
Fox Corp.	63,374	2,349,908	1.62%
Verizon Communications, Inc.	22,364	1,329,316	0.92%
		8,610,107	5.95%
Consumer Discretionary - 9.70%
CarMax, Inc. (a)	32,835	3,186,308	2.20%
Carnival Corp. (b)	51,207	2,229,041	1.54%
Dollar Tree, Inc. (a)	19,769	1,721,287	1.19%
Home Depot, Inc.	12,690	2,894,589	2.00%
Lowe's Companies, Inc.	10,877	1,264,342	0.87%
O'Reilly Automotive, Inc. (a)	6,761	2,745,642	1.90%
		14,041,209	9.70%
Consumer Staples - 4.07%
Altria Group, Inc.	58,093	2,761,160	1.91%
Nestle S.A. - ADR (b)	28,447	3,136,566	2.16%
		5,897,726	4.07%
Energy - 1.73%
Chevron Corp.	19,936	2,135,943	1.47%
Enbridge, Inc. (b)	2,500	101,675	0.07%
Kinder Morgan, Inc.	4,675	97,567	0.07%
Targa Resources Corp.	2,500	91,250	0.06%
The Williams Companies, Inc.	4,150	85,864	0.06%
		2,512,299	1.73%
Financials - 13.09%
Alleghany Corp. (a)	3,796	3,027,917	2.09%
Berkshire Hathaway, Inc., Class B (a)	26,485	5,944,029	4.10%
BlackRock, Inc.	6,096	3,214,726	2.22%
The Charles Schwab Corp.	44,778	2,039,638	1.41%
The Progressive Corp.	33,246	2,682,620	1.85%
Wells Fargo & Co.	43,859	2,058,741	1.42%
		18,967,671	13.09%
Health Care - 2.50%
Bristol-Myers Squibb Co.	25,543	1,607,932	1.11%
Pfizer, Inc.	53,982	2,010,289	1.39%
		3,618,221	2.50%
Industrials - 6.50%
FedEx Corp.	15,072	2,180,014	1.50%
General Dynamics Corp.	10,951	1,921,243	1.33%
Norfolk Southern Corp.	15,069	3,137,517	2.17%
Southwest Airlines Co.	39,523	2,172,975	1.50%
		9,411,749	6.50%
Information Technology - 8.87%
Apple, Inc.	22,018	6,814,791	4.70%
Cisco Systems, Inc.	49,816	2,290,042	1.58%
Visa, Inc., Class A	18,829	3,746,406	2.59%
		12,851,239	8.87%
Materials - 5.39%
Air Products & Chemicals, Inc.	10,981	2,621,275	1.81%
Martin Marietta Materials, Inc.	11,037	2,911,561	2.01%
NewMarket Corp.	5,162	2,269,318	1.57%
		7,802,154	5.39%
Total Common Stocks (Cost $59,870,139)		83,712,375	57.80%

PREFERRED STOCKS - 3.27%
Communication Services - 0.09%
AT&T, Inc., 5.625%, 08/01/2067	4,665	127,121	0.09%

Consumer Staples - 0.15%
CHS, Inc., Series 4, 7.500%, Perpetual	7,740	218,423	0.15%

Energy - 0.09%
Enbridge, Inc., Series B, 6.375% to 04/15/2023 then 3 Month LIBOR USD + 3.593%, 04/15/2078 (b)(f)	4,685	127,479	0.09%

Financials - 2.87%
American International Group, Inc., Series A, 5.850%, Perpetual	4,250	116,577	0.08%
Arch Capital Group Ltd., Series F, 5.450%, Perpetual (b)	4,955	131,753	0.09%
Axis Capital Holdings Ltd., Series E, 5.500%, Perpetual (b)	2,680	69,921	0.05%
BancorpSouth Bank, Series A, 5.500%, Perpetual	1,700	44,370	0.03%
Bank of America Corp.
Series GG, 6.000%, Perpetual	3,455	95,876	0.07%
Series CC, 6.200%, Perpetual	2,290	59,929	0.04%
Capital One Financial Corp.
Series H, 6.000%, Perpetual	2,330	62,444	0.04%
Series I, 5.000%, Perpetual	5,055	129,155	0.09%
Series J, 4.800%, Perpetual	2,560	63,460	0.04%
Citigroup, Inc.
Series K, 6.875% to 11/15/2023 then 3 Month LIBOR USD + 4.130%, Perpetual (f)	2,150	62,479	0.04%
Series S, 6.300%, Perpetual	3,880	100,919	0.07%
Citizens Financial Group, Inc., Series D, 6.350% to 04/06/2024 then 3 Month LIBOR USD + 3.642%, Perpetual (f)	3,000	83,280	0.06%
Equitable Holdings, Inc., Series A, 5.250%, Perpetual	3,350	87,938	0.06%
First Republic Bank, Series G, 5.500%, Perpetual	3,370	89,170	0.06%
Hartford Financial Services Group, Inc., Series G, 6.000%, Perpetual	4,150	115,370	0.08%
Huntington Bancshares, Inc., Series D, 6.250%, Perpetual	6,430	168,723	0.12%
IBERIABANK Corp.
Series B, 6.625% to 08/01/2025 then 3 Month LIBOR USD + 4.262%, Perpetual (f)	1,920	53,549	0.04%
Series D, 6.100% to 05/01/2024 then 3 Month LIBOR USD + 3.859%, Perpetual (f)	1,600	43,600	0.03%
ING Groep N.V., 6.125%, Perpetual (b)	2,185	57,531	0.04%
JPMorgan Chase & Co.
Series BB, 6.150%, Perpetual	3,710	94,716	0.06%
Series GG, 4.750%, Perpetual	2,395	61,671	0.04%
KeyCorp
Series E, 6.125% to 12/15/2026 then 3 Month LIBOR USD + 3.892%, Perpetual (f)	4,300	129,473	0.09%
Series F, 5.650%, Perpetual	2,065	55,549	0.04%
Legg Mason, Inc.
5.450%, 09/15/2056	2,270	58,748	0.04%
6.375%, 03/15/2056	1,946	51,413	0.03%
MetLife, Inc., Series E, 5.625%, Perpetual	4,625	128,853	0.09%
Morgan Stanley, Series I, 6.375% to 10/15/2024 then 3 Month LIBOR USD + 3.708%, Perpetual (f)	7,470	215,136	0.15%
Northern Trust Corp., Series E, 4.700%, Perpetual	1,425	37,392	0.02%
Prudential Financial, Inc., 5.625%, 08/15/2058	2,075	57,083	0.04%
Regions Financial Corp., Series B, 6.375% to 09/15/2024 then 3 Month LIBOR USD + 3.536%, Perpetual (f)	4,485	128,406	0.09%
State Street Corp., Series D, 5.900% to 03/15/2024 then 3 Month LIBOR USD + 3.108%, Perpetual (f)	4,510	126,911	0.09%
SVB Financial Group, Series A, 5.250%, Perpetual	3,260	85,151	0.06%
Synchrony Financial, Series A, 5.625%, Perpetual	5,100	132,855	0.09%
Synovus Financial Corp.
Series D, 6.300% to 06/21/2023 then 3 Month LIBOR USD + 3.352%, Perpetual (f)	2,100	57,666	0.04%
Series E, 5.875% to 07/01/2024 then 5 Year CMT Rate + 4.127%, Perpetual (f)	2,145	57,658	0.04%
TCF Financial Corp., Series C, 5.700%, Perpetual	2,090	55,970	0.04%
The Allstate Corp.
Series G, 5.625%, Perpetual	4,745	130,582	0.09%
Series H, 5.100%, Perpetual	3,205	84,516	0.06%
The Charles Schwab Corp., Series C, 6.000%, Perpetual	2,555	67,861	0.05%
The Goldman Sachs Group, Inc.
Series K, 6.375% to 05/10/2024 then 3 Month LIBOR USD + 3.550%, Perpetual (f)	2,560	74,010	0.05%
Series N, 6.300%, Perpetual	2,995	79,547	0.05%
Truist Financial Corp.
Series F, 5.200%, Perpetual	4,740	120,917	0.08%
Series H, 5.625%, Perpetual	2,405	64,983	0.05%
U.S. Bancorp, Series F, 6.500% to 01/15/2022 then 3 Month LIBOR USD + 4.468%, Perpetual (d)(f)	3,105	85,450	0.06%
Webster Financial Corp., Series F, 5.250%, Perpetual	1,160	31,123	0.02%
Wells Fargo & Co.
Series X, 5.500%, Perpetual	4,825	125,450	0.09%
Series Z, 4.750%, Perpetual	5,005	125,826	0.09%
		4,160,960	2.87%
Utilities - 0.07%
The Southern Co., 6.250%, 10/15/2075	4,065	105,080	0.07%
Total Preferred Stocks (Cost $4,488,432)		4,739,063	3.27%

REITS - 0.88%
Financials - 0.88%
Annaly Capital Management, Inc., Series F, 6.950% to 09/30/2022 then 3 Month LIBOR USD + 4.993%, Perpetual (f)	4,820	125,947	0.09%
Apollo Commercial Real Estate Finance, Inc.	5,230	95,604	0.07%
Chimera Investment Corp.	4,655	98,686	0.07%
Chimera Investment Corp.
Series A, 8.000%, Perpetual	5,040	137,038	0.09%
Series B, 8.000% to 03/30/2024 then 3 Month LIBOR USD + 5.791%, Perpetual (f)	2,350	64,531	0.04%
Invesco Mortgage Capital, Inc., Series C, 7.500% to 09/27/2027 then 3 Month LIBOR USD + 5.289%, Perpetual (f)	4,740	128,691	0.09%
Kimco Realty Corp., Series M, 5.250%, Perpetual	2,730	72,536	0.05%
Monmouth Real Estate Investment Corp., Series C, 6.125%, Perpetual	4,505	113,346	0.08%
Public Storage, Series B, 5.400%, Perpetual	1,580	41,096	0.03%
Starwood Property Trust, Inc.	3,905	100,202	0.07%
Two Harbors Investment Corp., Series B, 7.625% to 07/27/2027 then 3 Month LIBOR USD + 5.352%, Perpetual (f)	7,385	206,928	0.14%
Vornado Realty Trust, Series M, 5.250%, Perpetual	3,590	94,991	0.06%
Total REITS (Cost $1,151,106)		1,279,596	0.88%

CORPORATE BONDS - 19.38%
Communication Services - 1.13%
Activision Blizzard, Inc., 3.400%, 06/15/2027	500,000	535,203	0.37%
AT&T, Inc., 4.250%, 03/01/2027	980,000	1,092,993	0.76%
		1,628,196	1.13%
Consumer Discretionary - 0.88%
Alibaba Group Holding Ltd., 3.600%, 11/28/2024 (b)	1,000,000	1,067,787	0.74%
Starbucks Corp., 4.450%, 08/15/2049	175,000	207,563	0.14%
		1,275,350	0.88%
Energy - 2.45%
Boardwalk Pipelines LP, 4.450%, 07/15/2027	1,200,000	1,269,563	0.88%
Canadian Natural Resources Ltd., 3.900%, 02/01/2025 (b)	1,000,000	1,072,449	0.74%
Husky Energy, Inc., 4.000%, 04/15/2024 (b)	750,000	798,547	0.55%
Ovintiv, Inc., 3.900%, 11/15/2021 (b)	400,000	410,565	0.28%
		3,551,124	2.45%
Financials - 9.58%
American International Group, Inc., 4.125%, 02/15/2024	1,000,000	1,084,422	0.75%
Capital One Financial Corp., 4.750%, 07/15/2021	500,000	521,098	0.36%
Comerica Bank, 2.500%, 07/23/2024	700,000	720,620	0.50%
Dell International LLC / EMC Corp., 5.450%, 06/15/2023 (e)	1,220,000	1,337,140	0.92%
Discover Financial Services, 5.200%, 04/27/2022	900,000	961,338	0.66%
General Motors Financial Co, Inc., 3.700%, 05/09/2023	1,075,000	1,117,561	0.77%
Huntington Bancshares, Inc.
2.550%, 02/04/2030	525,000	528,102	0.36%
4.000%, 05/15/2025	765,000	839,148	0.58%
Morgan Stanley, 5.500%, 07/28/2021	700,000	738,733	0.51%
Prudential Financial, Inc., 3.878%, 03/27/2028	400,000	448,121	0.31%
Raymond James Financial, Inc.
3.625%, 09/15/2026	1,500,000	1,626,150	1.12%
5.625%, 04/01/2024	700,000	800,649	0.56%
Synchrony Financial, 3.750%, 08/15/2021	1,000,000	1,026,048	0.71%
Synovus Financial Corp., 3.125%, 11/01/2022	1,300,000	1,324,018	0.92%
Willis North America, Inc., 3.600%, 05/15/2024	750,000	798,700	0.55%
		13,871,848	9.58%
Health Care - 2.83%
Bristol-Myers Squibb Co., 3.625%, 05/15/2024 (e)	1,600,000	1,711,582	1.18%
Edwards Lifesciences Corp., 4.300%, 06/15/2028	1,450,000	1,647,565	1.14%
Express Scripts Holding Co., 3.500%, 06/15/2024	700,000	737,507	0.51%
		4,096,654	2.83%
Information Technology - 1.25%
Autodesk, Inc., 2.850%, 01/15/2030	675,000	691,588	0.48%
Corning, Inc., 6.850%, 03/01/2029	275,000	351,178	0.24%
PayPal Holdings, Inc., 2.850%, 10/01/2029	750,000	772,778	0.53%
		1,815,544	1.25%
Materials - 1.26%
AngloGold Ashanti Holdings PLC, 5.125%, 08/01/2022 (b)	1,000,000	1,058,160	0.73%
Goldcorp, Inc., 3.625%, 06/09/2021	750,000	763,962	0.53%
		1,822,122	1.26%
Total Corporate Bonds (Cost $26,480,518)		28,060,838	19.38%

MORTGAGE BACKED SECURITIES - 6.25%
Fannie Mae Pool
3.000%, 10/01/2043	2,004,327	2,081,568	1.43%
3.500%, 01/01/2042	435,750	460,978	0.32%
4.000%, 10/01/2041	446,585	476,982	0.33%
4.000%, 12/01/2041	428,953	461,906	0.32%
4.500%, 08/01/2020	4,098	4,242	0.00%
6.000%, 10/01/2037	123,732	142,212	0.10%
Fannie Mae REMICS
Series 2013-52, 1.250%, 06/25/2043	126,311	120,712	0.08%
Series 2012-22, 2.000%, 11/25/2040	99,378	100,249	0.07%
Series 2012-16, 2.000%, 11/25/2041	93,785	94,091	0.07%
Series 2010-134, 2.250%, 03/25/2039	68,978	69,236	0.05%
Freddie Mac Gold Pool
3.000%, 05/01/2042	815,503	847,408	0.58%
3.000%, 09/01/2042	1,501,451	1,560,188	1.08%
3.500%, 01/01/2048	1,443,155	1,514,303	1.04%
5.000%, 05/01/2020	1,062	1,123	0.00%
5.500%, 04/01/2037	59,615	67,094	0.05%
Freddie Mac REMICS
Series 4146, 1.500%, 10/15/2042	60,584	61,285	0.04%
Series 4309, 2.000%, 10/15/2043	76,655	76,865	0.05%
Series 3928, 2.500%, 08/15/2040	162,338	163,843	0.12%
Series 3870, 2.750%, 01/15/2041	56,197	57,607	0.04%
Series 4016, 3.000%, 09/15/2039	254,665	256,184	0.18%
Series 4322, 3.000%, 05/15/2043	226,065	235,008	0.16%
Government National Mortgage Association, 1.750%, 02/16/2043	203,913	202,506	0.14%
Total Mortgage Backed Securities (Cost $8,749,553)		9,055,590	6.25%

U.S. GOVERNMENT AGENCY ISSUES - 1.24%
U.S. Government Agency Issues - 1.24%
Fannie Mae, 1.500%, 08/10/2021	1,000,000	1,000,339	0.69%
Federal Home Loan Banks, 2.750%, 07/11/2031	800,000	800,019	0.55%
		1,800,358	1.24%
Total U.S. Government Agency Issues (Cost $1,776,449)		1,800,358	1.24%

U.S. TREASURY OBLIGATIONS - 8.12%
U.S. Treasury Bonds - 0.41%
U.S. Treasury Bonds, 3.625%, 02/15/2044	450,000	589,026	0.41%

U.S. Treasury Notes - 7.71%
U.S. Treasury Notes
1.375%, 02/15/2020	450,000	449,964	0.31%
1.625%, 11/15/2022	500,000	504,306	0.35%
1.750%, 07/31/2021	650,000	653,314	0.45%
1.750%, 05/15/2023	2,000,000	2,028,672	1.40%
1.875%, 07/31/2026	2,075,000	2,134,656	1.48%
2.625%, 11/15/2020	2,950,000	2,974,775	2.05%
2.750%, 02/15/2024	1,825,000	1,927,835	1.33%
3.000%, 10/31/2025	450,000	490,192	0.34%
		11,163,714	7.71%
Total U.S. Treasury Obligations (Cost $11,405,940)		11,752,740	8.12%

INVESTMENT COMPANIES (EXCUDING MONEY MARKET FUNDS) - 1.25%
Financials - 0.88%
Apollo Investment Corp.	5,550	95,848	0.06%
Ares Capital Corp.	5,245	98,711	0.07%
Bain Capital Specialty Finance, Inc.	4,880	96,624	0.07%
BlackRock TCP Capital Corp.	6,865	97,758	0.07%
FS Investment Corp.	15,905	98,452	0.07%
Golub Capital BDC, Inc.	5,375	98,954	0.07%
Hercules Capital, Inc.	6,875	99,069	0.07%
Monroe Capital Corp.	9,000	98,190	0.07%
New Mountain Finance Corp.	7,080	99,474	0.07%
Oaktree Specialty Lending Corp.	17,880	100,128	0.07%
TCG BDC, Inc.	7,010	97,088	0.07%
TPG Specialty Lending, Inc.	4,500	97,110	0.06%
TriplePoint Venture Growth BDC Corp.	6,800	92,956	0.06%
		1,270,362	0.88%
Other Investment Companies - 0.37%
Vanguard High-Yield Corporate Fund	89,820	533,531	0.37%
Total Investment Companies (Excluding Money Market Funds) (Cost $1,802,245)		1,803,893	1.25%

SHORT-TERM INVESTMENTS - 2.45%
Money Market Funds - 2.45%
First American Government Obligations Fund, Institutional Class, 1.49% (c)	3,549,728	3,549,728	2.45%
Total Short-Term Investments (Cost $3,549,728)		3,549,728	2.45%

Total Investments (Cost $119,274,109) - 100.64%		145,754,181	100.64%
Liabilities in Excess of Other Assets - (0.64)%		(922,466)	(0.64)%
TOTAL NET ASSETS - 100.00%		$ 144,831,715	100.00%

Percentages are stated as a percent of net assets.

ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust
(a) Non-income-producing security.
(b) U.S.-traded security of a foreign corporation.
(c)	The rate listed is the fund's seven-day yield as of January 31, 2020.
(d)
Investment in affiliated security. Quasar Distributors, LLC, which serves as the Fund's distributor, is a subsidiary of U.S. Bancorp. Details of transactions with this affiliated company for the period ended January 31, 2020, are as follows:

	Preferred Stocks
	U.S. Bancorp
Beginning Cost - November 1, 2019	$79,260
Purchase Cost	9,634
Sales Cost	-
Ending Cost - January 31, 2020	$88,894
Dividend Income	$1,261
Net Change in Unrealized Appreciation/Depreciation	$438
Realized Gain/Loss	$-
Shares	3,105
Market Value - January 31, 2020	$85,450

(e)
Rule 144A security. Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Rule 144A securities may be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2020, the market value of this security totaled $3,048,722 which represents 2.10% of net assets.

(f)	Variable rate security; rate disclosed is the rate as of January 31, 2020.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property and a service mark of MSCI, Inc. and Standard & Poor's Financial Services LLC. It has been licensed for use by the Hennessy Funds.

Summary of Fair Value Exposure as of January 31, 2020
The Fund follows fair value accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

The following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis:

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a foreign security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in open-end registered investment companies, commonly referred to as mutual funds, generally are priced at the ending NAV provided by the applicable mutual fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market price on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value. If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair value of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. Using fair value pricing means the Fund’s NAV reflects the affected portfolio securities’ values as determined by the Board or its designee, pursuant to the fair value pricing procedures adopted by the Board, instead of being determined by the market. Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs. Such securities are generally classified in Level 2 of the fair value hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to the Valuation and Liquidity Committee, comprising representatives from Hennessy Advisors, Inc., the Fund’s investment advisor. The function of the Valuation and Liquidity Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation and Liquidity Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations. Various inputs are used to determine the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair value hierarchy of the Fund’s securities as of January 31, 2020, are as follows:

Common Stocks	Level 1	Level 2	Level 3	Total
Communication Services	$8,610,107	$–	$–	$8,610,107
Consumer Discretionary	14,041,209	–	–	14,041,209
Consumer Staples	5,897,726	–	–	5,897,726
Energy	2,512,299	–	–	2,512,299
Financials	18,967,671	–	–	18,967,671
Health Care	3,618,221	–	–	3,618,221
Industrials	9,411,749	–	–	9,411,749
Information Technology	12,851,239	–	–	12,851,239
Materials	7,802,154	–	–	7,802,154
Total Common Stocks	$83,712,375	$–	$–	$83,712,375

Preferred Stocks
Communication Services	$127,121	$–	$–	$127,121
Consumer Staples	218,423	–	–	218,423
Energy	127,479	–	–	127,479
Financials	4,160,960	–	–	4,160,960
Utilities	105,080	–	–	105,080
Total Preferred Stocks	$4,739,063	$–	$–	$4,739,063

REITS
Financials	$1,279,596	$–	$–	$1,279,596
Total REITS	$1,279,596	$–	$–	$1,279,596

Corporate Bonds
Communication Services	$–	$1,628,196	$–	$1,628,196
Consumer Discretionary	–	1,275,350	–	1,275,350
Energy	–	3,551,124	–	3,551,124
Financials	–	13,871,848	–	13,871,848
Health Care	–	4,096,654	–	4,096,654
Information Technology	–	1,815,544	–	1,815,544
Materials	–	1,822,122	–	1,822,122
Total Corporate Bonds	$–	$28,060,838	$–	$28,060,838

Mortgage Backed Securities	$–	$9,055,590	$–	$9,055,590

U.S. Government Agency Issues	$–	$1,800,358	$–	$1,800,358

U.S. Treasury Obligations
U.S. Treasury Bonds	$–	$589,026	$–	$589,026
U.S. Treasury Notes	–	11,163,714	–	11,163,714
Total U.S. Treasury Obligations	$–	$11,752,740	$–	$11,752,740

Investment Companies (Excluding Money Market Funds)
Financials	$1,270,362	$–	$–	$1,270,362
Other Investment Companies	533,531	–	–	533,531
Total Investment Companies (Excluding Money Market Funds)	$1,803,893	$–	$–	$1,803,893

Short-Term Investments
Money Market Funds	$3,549,728	$–	$–	$3,549,728
Total Short-Term Investments	$3,549,728	$–	$–	$3,549,728

Total Investments	$95,084,656	$50,669,525	$–	$145,754,181